UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:          | |; Amendment Number:

This Amendment (Check only one):  | | is a restatement
                                  | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:


/s/ John Hock                     Stamford, CT                May 17, 2010
-----------------------     ------------------------      ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


Form 13F File Number            Name
--------------------            ------------------------
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $3,338,448
                                        (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE

                                                   FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN  2         COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
-----------------------  ---------------     --------- --------   ---------------------  ----------  --------  --------------------
                                                        VALUE      SHRS OR     SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS        CUSIP   (x 1000)    PRN AMT     PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
-----------------------  ---------------     --------- --------   ---------    --- ----  ----------  --------  ------  ------  ----
ADVOCAT INC                   COM            007586100    3,014     443,952    SH           Sole       None     443,952
AGRIUM INC                    COM            008916108   93,425   1,322,740    SH           Sole       None   1,322,740
ALLOS THERAPEUTICS            COM            019777101    2,415     325,000    SH           Sole       None     325,000
ANGIODYNAMICS INC             COM            03475V101    2,685     171,900    SH           Sole       None     171,900
APACHE CORP                   COM            037411105  105,787   1,042,237    SH           Sole       None   1,042,237
APOLLO GROUP INC              CL A           037604105   23,620     385,380    SH           Sole       None     385,380
APPLIED MATERIALS INC         COM            038222105   80,499   5,977,289    SH           Sole       None   5,977,289
AUTOMATIC DATA PROCESSING IN  COM            053015103   22,939     515,830    SH           Sole       None     515,830
BAKER HUGHES INC              COM            057224107   63,363   1,352,756    SH           Sole       None   1,352,756
BIOMARIN PHARMACEUTICAL INC   COM            09061G101  104,251   4,460,871    SH           Sole       None   4,460,871
BOSTON SCIENTIFIC CORP        COM            101137107   38,414   5,320,539    SH           Sole       None   5,320,539
BP PLC                        SPONSORED ADR  055622104  182,753   3,202,262    SH           Sole       None   3,202,262
BROOKDALE SR LIVING INC       COM            112463104    3,333     160,000    SH           Sole       None     160,000
BUNGE LTD                     COM            G16962105   95,278   1,545,960    SH           Sole       None   1,545,960
CAPITAL SR LIVING CORP        COM            140475104    1,187     225,607    SH           Sole       None     225,607
CELGENE CORP                  COM            151020104    4,554      73,500    SH           Sole       None      73,500
CENOVUS ENERGY INC            COM            15135U109   34,078   1,303,253    SH           Sole       None   1,303,253
CISCO SYSTEMS INC             COM            17275R102   63,772   2,449,953    SH           Sole       None   2,449,953
COMCAST CORP NEW              CL A           20030N101  114,227   6,066,198    SH           Sole       None   6,066,198
COVIDIEN PLC                  SHS            G2554F105  221,260   4,400,559    SH           Sole       None   4,400,559
EMERSON ELEC CO               COM            291011104   24,587     488,413    SH           Sole       None     488,413
ENCANA CORP                   COM            292505104   32,761   1,051,873    SH           Sole       None   1,051,873
EOG RES INC                   COM            26875P101   36,301     390,581    SH           Sole       None     390,581
EV3 INC                       COM            26928A200    2,934     185,000    SH           Sole       None     185,000
EVEREST RE GROUP LTD          COM            G3223R108   89,185   1,101,996    SH           Sole       None   1,101,996
EXELIXIS INC                  COM            30161Q104      668     110,000    SH           Sole       None     110,000
FLUOR CORP NEW                COM            343412102   69,582   1,496,070    SH           Sole       None   1,496,070
FOSTER WHEELER AG             COM            H27178104  122,599   4,517,290    SH           Sole       None   4,517,290
GENERAL ELECTRIC CO           COM            369604103   49,471   2,718,211    SH           Sole       None   2,718,211
GENZYME CORP                  COM            372917104    3,501      67,551    SH           Sole       None      67,551
GILEAD SCIENCES INC           COM            375558103    2,928      64,400    SH           Sole       None      64,400
GOLD FIELDS LTD NEW           SPONSORED ADR  38059T106   27,453   2,175,350    SH           Sole       None   2,175,350
HEALTHSOUTH CORP              COM NEW        421924309   57,410   3,070,076    SH           Sole       None   3,070,076
HOSPIRA INC                   COM            441060100    2,960      52,250    SH           Sole       None      52,250
HUMAN GENOME SCIENCES INC.    COM            444903108    6,342     210,000    SH           Sole       None     210,000
IMMUNOGEN INC                 COM            45253H101    1,891     233,800    SH           Sole       None     233,800
INSPIRE PHARMACEUTICALS INC   COM            457733103    1,872     300,000    SH           Sole       None     300,000
JP MORGAN CHASE               COM            46625H100   21,119     471,936    SH           Sole       None     471,936
L-3 COMMUNICATIONS INC        COM            502424104   30,401     331,779    SH           Sole       None     331,779
LILLY ELI & CO                COM            532457108   56,520   1,560,461    SH           Sole       None   1,560,461
LORILLARD INC                 COM            544147101   39,531     525,398    SH           Sole       None     525,398
MARATHON OIL CORP             COM            565849106   59,172   1,870,169    SH           Sole       None   1,870,169
MERCK & CO INC NEW            COM            58933Y105  179,908   4,816,801    SH           Sole       None   4,816,801
METROPCS COMMUNICATIONS INC   COM            591708102   17,613   2,487,688    SH           Sole       None   2,487,688
MICROSOFT CORP                COM            594918104   54,050   1,845,496    SH           Sole       None   1,845,496
MOLSON COORS BREWING CO       CL B           60871R209   76,248   1,812,836    SH           Sole       None   1,812,836
NEWMONT MINING CORP           COM            651639106   30,490     598,670    SH           Sole       None     598,670
NOBLE ENERGY INC              COM            655044105  113,724   1,557,863    SH           Sole       None   1,557,863
NORTHROP GRUMMAN CORP         COM            666807102   38,799     591,714    SH           Sole       None     591,714
NOVAMED INC DEL               COM            66986W108    1,148     337,551    SH           Sole       None     337,551
ONYX PHARMACEUTICALS INC      COM            683399109    4,200     138,700    SH           Sole       None     138,700
ORACLE CORP                   COM            68389X105   50,156   1,950,821    SH           Sole       None   1,950,821
PHILIP MORRIS INTL INC        COM            718172109  112,641   2,159,525    SH           Sole       None   2,159,525
PRINCIPAL FINL GROUP          COM            74251V102   29,405   1,006,670    SH           Sole       None   1,006,670
PRUDENTIAL FINANCIAL INC      COM            744320102   62,949   1,040,472    SH           Sole       None   1,040,472
PSYCHIATRIC SOLUTIONS INC     COM            74439H108    3,675     123,157    SH           Sole       None     123,157
QUALCOMM INC                  COM            747525103   65,303   1,556,320    SH           Sole       None   1,556,320
RITE-AID                      COM            767754104    1,901   1,267,500    SH           Sole       None   1,267,500
TALECRIS BIOTHERAPEUTICS HLD  COM            874227101    3,486     175,000    SH           Sole       None     175,000
TORCHMARK CORP                COM            891027104   83,769   1,565,479    SH           Sole       None   1,565,479
UNION PAC CORP                COM            907818108   29,744     405,782    SH           Sole       None     405,782
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209  126,568   5,429,773    SH           Sole       None   5,429,773
WAL MART STORES INC           COM            931142103  134,872   2,425,753    SH           Sole       None   2,425,753
WRIGHT MED GROUP INC          COM            98235T107    1,198      67,401    SH           Sole       None      67,401
YAMANA GOLD INC               COM            98462Y100  112,411  11,412,296    SH           Sole       None  11,412,296
ZIMMER HLDGS INC              COM            98956P102    3,019      50,998    SH           Sole       None      50,998
ZYMOGENETICS INC              COM            98985T109    1,132     197,500    SH           Sole       None     197,500




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